Loan liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loan liabilities
Minimum liquidity to be maintained	€ 35,000	€ 35,000
Accrued short-term interest	1,136
Current loan liabilities	35,000	15,392
Unutilized lines of credit	€ 99,601	€ 51,953